Net Loss Per Share - Schedule of diluted shares outstanding because the effect would have been anti-dilutive (Details)) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	59,100,047	58,487,423	29,441,138
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	49,184,868	49,184,868	15,931,360
Sponsor earnout shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,775,962	1,775,962	0
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,909,302	6,067,313	6,864,563
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,229,915	1,459,280	0
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	0	6,645,215